SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
SHARE CAPITAL	SHARE CAPITAL Authorized share capital:

	2013	2012
1,000 shares of $1 par value	1,000	1,000
Issued and outstanding share capital:

	2013	2012
100 common shares of $1 par value	100	100